RISK MANAGEMENT - Interest Risk Sensitivity by Bands and Zones (Details)	12 Months Ended
Dec. 31, 2023
Zone 1 | Band 1 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	2.74%
Zone 1 | Band 1 | UVR
RISK MANAGEMENT
Changes in Interest Rates (percent)	2.74%
Zone 1 | Band 1 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	1.00%
Zone 1 | Band 1 | Lower Limit
RISK MANAGEMENT
Modified Duration	0
Zone 1 | Band 1 | Upper Limit
RISK MANAGEMENT
Modified Duration	0.08
Zone 1 | Band 2 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	2.68%
Zone 1 | Band 2 | UVR
RISK MANAGEMENT
Changes in Interest Rates (percent)	2.74%
Zone 1 | Band 2 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	1.00%
Zone 1 | Band 2 | Lower Limit
RISK MANAGEMENT
Modified Duration	0.08
Zone 1 | Band 2 | Upper Limit
RISK MANAGEMENT
Modified Duration	0.25
Zone 1 | Band 3 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	2.59%
Zone 1 | Band 3 | UVR
RISK MANAGEMENT
Changes in Interest Rates (percent)	2.74%
Zone 1 | Band 3 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	1.00%
Zone 1 | Band 3 | Lower Limit
RISK MANAGEMENT
Modified Duration	0.25
Zone 1 | Band 3 | Upper Limit
RISK MANAGEMENT
Modified Duration	0.5
Zone 1 | Band 4 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	2.33%
Zone 1 | Band 4 | UVR
RISK MANAGEMENT
Changes in Interest Rates (percent)	2.74%
Zone 1 | Band 4 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	1.00%
Zone 1 | Band 4 | Lower Limit
RISK MANAGEMENT
Modified Duration	0.5
Zone 1 | Band 4 | Upper Limit
RISK MANAGEMENT
Modified Duration	1
Zone 2 | Band 5 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	2.22%
Zone 2 | Band 5 | UVR
RISK MANAGEMENT
Changes in Interest Rates (percent)	2.50%
Zone 2 | Band 5 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	0.90%
Zone 2 | Band 5 | Lower Limit
RISK MANAGEMENT
Modified Duration	1
Zone 2 | Band 5 | Upper Limit
RISK MANAGEMENT
Modified Duration	1.9
Zone 2 | Band 6 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	2.22%
Zone 2 | Band 6 | UVR
RISK MANAGEMENT
Changes in Interest Rates (percent)	2.50%
Zone 2 | Band 6 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	0.80%
Zone 2 | Band 6 | Lower Limit
RISK MANAGEMENT
Modified Duration	1.9
Zone 2 | Band 6 | Upper Limit
RISK MANAGEMENT
Modified Duration	2.8
Zone 2 | Band 7 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	2.11%
Zone 2 | Band 7 | UVR
RISK MANAGEMENT
Changes in Interest Rates (percent)	2.20%
Zone 2 | Band 7 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	0.75%
Zone 2 | Band 7 | Lower Limit
RISK MANAGEMENT
Modified Duration	2.8
Zone 2 | Band 7 | Upper Limit
RISK MANAGEMENT
Modified Duration	3.6
Zone 3 | Band 8 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	2.11%
Zone 3 | Band 8 | UVR
RISK MANAGEMENT
Changes in Interest Rates (percent)	2.20%
Zone 3 | Band 8 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	0.75%
Zone 3 | Band 8 | Lower Limit
RISK MANAGEMENT
Modified Duration	3.6
Zone 3 | Band 8 | Upper Limit
RISK MANAGEMENT
Modified Duration	4.3
Zone 3 | Band 9 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	1.72%
Zone 3 | Band 9 | UVR
RISK MANAGEMENT
Changes in Interest Rates (percent)	2.00%
Zone 3 | Band 9 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	0.70%
Zone 3 | Band 9 | Lower Limit
RISK MANAGEMENT
Modified Duration	4.3
Zone 3 | Band 9 | Upper Limit
RISK MANAGEMENT
Modified Duration	5.7
Zone 3 | Band 10 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	1.62%
Zone 3 | Band 10 | UVR
RISK MANAGEMENT
Changes in Interest Rates (percent)	1.70%
Zone 3 | Band 10 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	0.65%
Zone 3 | Band 10 | Lower Limit
RISK MANAGEMENT
Modified Duration	5.7
Zone 3 | Band 10 | Upper Limit
RISK MANAGEMENT
Modified Duration	7.3
Zone 3 | Band 11 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	1.62%
Zone 3 | Band 11 | UVR
RISK MANAGEMENT
Changes in Interest Rates (percent)	1.70%
Zone 3 | Band 11 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	0.60%
Zone 3 | Band 11 | Lower Limit
RISK MANAGEMENT
Modified Duration	7.3
Zone 3 | Band 11 | Upper Limit
RISK MANAGEMENT
Modified Duration	9.3
Zone 3 | Band 12 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	1.62%
Zone 3 | Band 12 | UVR
RISK MANAGEMENT
Changes in Interest Rates (percent)	1.70%
Zone 3 | Band 12 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	0.60%
Zone 3 | Band 12 | Lower Limit
RISK MANAGEMENT
Modified Duration	9.3
Zone 3 | Band 12 | Upper Limit
RISK MANAGEMENT
Modified Duration	10.6
Zone 3 | Band 13 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	1.62%
Zone 3 | Band 13 | UVR
RISK MANAGEMENT
Changes in Interest Rates (percent)	1.70%
Zone 3 | Band 13 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	0.60%
Zone 3 | Band 13 | Lower Limit
RISK MANAGEMENT
Modified Duration	10.6
Zone 3 | Band 13 | Upper Limit
RISK MANAGEMENT
Modified Duration	12
Zone 3 | Band 14 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	1.62%
Zone 3 | Band 14 | UVR
RISK MANAGEMENT
Changes in Interest Rates (percent)	1.70%
Zone 3 | Band 14 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	0.60%
Zone 3 | Band 14 | Lower Limit
RISK MANAGEMENT
Modified Duration	12
Zone 3 | Band 14 | Upper Limit
RISK MANAGEMENT
Modified Duration	20
Zone 3 | Band 15 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	1.62%
Zone 3 | Band 15 | UVR
RISK MANAGEMENT
Changes in Interest Rates (percent)	1.70%
Zone 3 | Band 15 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	0.60%
Zone 3 | Band 15 | Lower Limit
RISK MANAGEMENT
Modified Duration	20